Schedule of lease liabilities (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
General Information And Reorganization Transactions
Current	$ 149,516	$ 192,282	$ 185,764
Non-current	$ 1,852,343	1,974,524	2,071,571
Lease liabilities		$ 2,166,806	$ 2,257,335